DERIVATIVE INSTRUMENTS - Derivative Liabilities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Liabilities
Viola Warrants (non-traded)	$ 371
Warrants (Series 4) (traded) issued in the 2015 rights offering, see below	71
Liabilities	$ 442